Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Income Statement [Abstract]
Net revenues	$ 1,542	$ 6,693
Cost of sales
Product costs	1	2,328
Software development costs and license fees	285	1,095
Total cost of sales	286	3,423
Gross profit	1,256	3,270
Operating costs and expenses
Product research and development	90	174
Selling and marketing	14	771
General and administrative	6,031	5,350
Workforce reduction		840
Depreciation and amortization	27	61
Total operating costs and expenses	6,162	7,196
Operating loss	(4,906)	(3,926)
Other expenses (income)
Interest and financing costs (income)	(18)	45
Gain on extinguishment of liabilities		(1,465)
Gain on asset sales, net		(50)
Other nonoperating gains, net		(198)
Change in fair value of warrant liability	(248)	1,548
Loss before income taxes	(4,640)	(3,806)
Income taxes		3
Net loss	(4,640)	(3,809)
Special cash dividend attributable to preferred stockholders	(6,002)
Conversion features accreted as dividends		(2,252)
Net loss attributable to common shareholders	$ (10,642)	$ (6,061)
Net loss per share, basic and diluted:	$ (5.08)	$ (4.93)
Weighted average shares outstanding, basic and diluted:	2,096,022	1,228,275